Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Summary of detailed information about lease amounts recognized In statements of cash flows

	As of December 31,
in €‘000	2023	2022
Right-of-use assets – Property and equipment
Buildings	51,394	20,409
Other facilities and equipment	318	259
Lease liabilities – Loans and borrowings
Current	9,537	7,302
Non-current	40,414	14,712

Summary of detailed information about reconciliation of right of use assets

	Office buildings
in €‘000	2023	2022
Balance as of January 1,	20,409	22,905
Depreciation charge for the year	(7,181)	(5,913)
Additions	39,727	3,113
Derecognition due to lease termination	(1,311)	(19)
Foreign currency effects	(250)	323
Balance as of December 31,	51,394	20,409

Summary of detailed information about reconciliation of lease liabilities

in €‘000	2023	2022
Balance as of January 1,	22,014	23,898
Additions to lease liabilities	38,209	2,609
Accretion of interest	1,149	661
Interest paid	(1,149)	(661)
Payments	(7,983)	(5,958)
Additions from business combinations	—	867
Rent concessions	(30)	(38)
Derecognition due to lease termination	(1,323)	(16)
Foreign currency effects	(936)	652
Balance as of December 31,	49,951	22,014
Current	9,537	7,302
Non-current	40,414	14,712

Summary of detailed information about lease amounts recognized in profit or loss

	Years Ended December 31,
in €‘000	2023	2022	2021
Interest on lease liabilities	1,149	661	324
Depreciation	7,181	5,913	5,569
Income from sub-leasing right-of-use assets	(14)	—	(33)
Expenses relating to short-term leases[1]	938	682	547
Expenses relating to low-value assets[1]	3	—	8
Rent concessions	(30)	(38)	(59)
Total amount recognized in profit from continuing operations	9,227	7,218	6,356
[1]

The Company has elected not to recognize a lease liability for short term leases (leases with an expected term of 12 months or less) or for leases of low value assets. Payments made under such leases are expensed on a straight-line basis.

Summary of detailed information about lease amounts recognized in statements of cash flows

	Years Ended December 31,
in €‘000	2023	2022	2021
Operating activities - cash outflow for leases
-Short-term and low-value lease payments	938	682	555
-Interest paid on lease liabilities	1,149	661	324
Financing activities – Principal payment on lease liabilities	7,983	5,958	7,118
Total cash outflow for leases	10,070	7,301	7,997